Employee Benefits - Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	¥ 401,096	¥ 422,912
Fair value of plan assets	345,630	342,503
Net defined benefit liabilities (assets)	96,777	111,362
Consolidated statements of financial position
Net defined benefit liabilities	127,594	145,847
Net defined benefit assets	30,816	34,485
Net defined benefit liabilities (assets)	96,777	111,362
Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(41,311)	(30,953)
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(41,311)	(30,953)
Japan
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	153,371	168,449
Fair value of plan assets	217,296	225,363
Net defined benefit liabilities (assets)	(22,614)	(25,961)
Consolidated statements of financial position
Net defined benefit liabilities	8,202	8,524
Net defined benefit assets	30,816	34,485
Net defined benefit liabilities (assets)	(22,614)	(25,961)
Japan | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(41,311)	(30,953)	¥ (25,757)
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(41,311)	(30,953)	¥ (25,757)
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	247,725	254,462
Fair value of plan assets	128,333	117,140
Net defined benefit liabilities (assets)	119,392	137,323
Consolidated statements of financial position
Net defined benefit liabilities	119,392	137,323
Net defined benefit assets	0	0
Net defined benefit liabilities (assets)	119,392	137,323
Foreign | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	0	0
Consolidated statements of financial position
Net defined benefit liabilities (assets)	¥ 0	¥ 0